Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - Decarbonization Plus Acquisition Corporation Iii - Fair Value, Recurring - USD ($)	Sep. 30, 2021	Jun. 30, 2021
Marketable securities held in Trust Account - U.S. Treasury Securities Money Market Fund
Assets:
Assets	$ 350,010,686	$ 350,005,400
Public Warrants
Liabilities:
Warrant liability	24,539,764	29,633,334
Private Placement Warrants
Liabilities:
Warrant liability	14,889,542	18,533,334
Level 1 | Marketable securities held in Trust Account - U.S. Treasury Securities Money Market Fund
Assets:
Assets	350,010,686	350,005,400
Level 1 | Public Warrants
Liabilities:
Warrant liability	24,539,764	29,633,334
Level 3 | Private Placement Warrants
Liabilities:
Warrant liability	$ 14,889,542	$ 18,533,334